Shipbuilding Contracts - Additional Information (Detail) t in Thousands		1 Months Ended
	Feb. 15, 2016 USD ($) subsidiary	Jun. 30, 2018 shares	Nov. 30, 2017	Apr. 30, 2013 contract vessel subsidiary t	Sep. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Number of special purpose subsidiaries | subsidiary	4			4
STX Offshore And Shipbuilding Co., Ltd
Property, Plant and Equipment [Line Items]
Weight capacity | t				113
Number of shipbuilding contracts | contract				4
Litigation settlement, amount awarded from other party | $	$ 8,900,000
Litigation settlement, amount receivable in cash, in percent			7.00%
Litigation settlement, amount received in equity, in percent			93.00%
Number of shares awarded in rehabilitation plan (in shares) | shares		315,856
Value of shares acquired in bankruptcy | $					$ 0
STX Offshore And Shipbuilding Co., Ltd | Orders to Construct Newbuildings
Property, Plant and Equipment [Line Items]
Number of vessels | contract				4
STX Offshore And Shipbuilding Co., Ltd | Additional Order Option Maximum
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				12